Capital commitments	12 Months Ended
Dec. 31, 2020
Additional information [abstract]
Capital commitments	Capital commitments Authorized future capital expenditure for property, plant and equipment (excluding right-of-use assets) by group companies for which contracts had been signed at 31 December 2020 amounted to $8,009 million (2019 $11,382 million, 2018 $8,319 million). bp has contracted capital commitments amounting to $1,087 million (2019 $77 million, 2018 $25 million) in relation to joint ventures and $183 million (2019 $787 million, 2018 $1,227 million) in relation to associates. bp’s share of contracted capital commitments of joint ventures amounted to $900 million (2019 $1,024 million, 2018 $619 million).